Insurance contracts and private pension (Details 6)	Dec. 31, 2024	Dec. 31, 2023
One Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	7.43%	5.56%
IPCA	7.63%	5.87%
TR	13.07%	9.35%
Three Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	5.69%	4.91%
IPCA	8.05%	5.09%
TR	13.48%	9.10%
Five Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	6.29%	5.25%
IPCA	7.79%	5.09%
TR	13.24%	9.32%
Ten Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	6.18%	5.59%
IPCA	7.59%	5.20%
TR	12.78%	9.48%
Twenty Year [Member]
IfrsStatementLineItems [Line Items]
IGPM	5.88%	5.65%
IPCA	7.36%	5.31%
TR	12.58%	9.45%